General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Increase general and administrative expense	$ 4,800
General and administrative expense	$ 36,010	$ 31,240